Exchange gain/ (loss) recognised in the consolidated statements of profit or loss:	12 Months Ended
Mar. 31, 2020
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Exchange gain/ (loss) recognised in the consolidated statements of profit or loss:
11. Exchange gain/ (loss) recognised in the consolidated statements of profit or loss:

For the year ended March 31,	2018	2019	2020	2020
	( ₹ in million)	( ₹ in million)	( ₹ in million)	(US dollars in million)
Cost of sales	(2,817)	(3,006)	(4,268)	(56)
Administration cost (Forex on MAT credit entitlements)	(182)	(1,847)	(1,136)	(15)
Investment and other income	736	(1,351)	2,489	33
Finance and other costs	(1,565)	(2,721)	(4,789)	(64)

Total	(3,828)	(8,925)	(7,704)	(102)